Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross amount	$ 1,545,404	$ 520,569
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	1,543,179	518,344	355,498
North America Services
Goodwill [Line Items]
Gross amount	70,796	70,796
Goodwill, net	70,796	70,796	70,796
International Services
Goodwill [Line Items]
Gross amount	34,201	33,944
Goodwill, net	34,201	33,944	33,188
Merchant Services
Goodwill [Line Items]
Gross amount	415,973	415,829
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	413,748	413,604	251,514
NetSpend
Goodwill [Line Items]
Gross amount	1,024,434
Goodwill, net	$ 1,024,434